ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued liabilities consisted of the following as of December 31: $668,000 in vendors expenses payable, primarily for shipping services, and $149,000 in accrued expenses, primarily for accrued payroll and interest expenses payable.